Loans, Impaired Loans, and Allowance for Credit Losses	9 Months Ended
Jul. 31, 2026
Disclosure of Financial Instruments [Abstract]
Loans, Impaired Loans, and Allowance for Credit Losses
NOTE 6: LOANS, IMPAIRED LOANS, AND ALLOWANCE FOR CREDIT LOSSES
(a) LOANS
The following table provides details regarding

the Bank’s loans as at July 31, 2026 and October

31, 2025.
Loans

(millions of Canadian dollars) As at
July 31, 2026 October 31, 2025
Residential mortgages $ 292,598 $ 315,063
Consumer instalment and other personal 291,421 259,033
Credit card 42,104 41,662
Business and government 373,421 345,943

999,544 961,701
Loans at FVOCI
1
374 288
Total loans 999,918 961,989
Total allowance for loan losses 8,508 8,689
Total loans, net of allowance $ 991,410 $ 953,300
Included in Financial assets at fair value through other comprehensive income on the Interim Consolidated Balance

Sheet.
Business and government loans and loans

at FVOCI are grouped together as reflected

below for presentation in the “Loans by

Risk Ratings” table.
Loans – Business and Government

(millions of Canadian dollars) As at
July 31, 2026 October 31, 2025
Loans at amortized cost $ 373,421 $ 345,943
Loans at FVOCI 1 374 288
Loans 373,795 346,231
Allowance for loan losses 3,629 3,847
Loans, net of allowance $ 370,166 $ 342,384
Included in Financial assets at fair value through other comprehensive income on the Interim Consolidated Balance

Sheet.
(b) CREDIT QUALITY OF LOANS
In the retail portfolio, including individuals and

small businesses, the Bank manages exposures

on a pooled basis, using predictive credit

scoring techniques. For
non-retail exposures, each borrower is assigned

a BRR that reflects the probability of default

(PD)

of the borrower using proprietary industry

and sector specific
risk models and expert judgment. Refer to

the shaded areas of the “Managing Risk”

section of the 2025 MD&A for further

details, including the mapping of PD
ranges to risk levels for retail exposures

as well as the Bank’s 21-point BRR scale

to risk levels and external ratings for non-retail

exposures.
The following table provides the gross carrying

amounts of loans and credit risk exposures

on loan commitments and financial guarantee

contracts by internal risk
rating for credit risk management purposes,

presenting separately those that are

subject to Stage 1, Stage 2, and Stage 3

allowances.
Loans by Risk Rating

(millions of Canadian dollars) As at
July 31, 2026 October 31, 2025
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Residential mortgages 1,2,3
Low Risk $ 200,441 $ 801 $ n/a $ 201,242 $ 221,168 $ 765 $ n/a $ 221,933
Normal Risk 64,615 11,337 n/a 75,952 70,217 8,391 n/a 78,608
Medium Risk 408 9,950 n/a 10,358 351 9,490 n/a 9,841
High Risk 7 3,943 369 4,319 3 3,700 391 4,094
Default n/a n/a 727 727 n/a n/a 587 587
Total loans 265,471 26,031 1,096 292,598 291,739 22,346 978 315,063
Allowance for loan losses 99 226 105 430 102 175 80 357
Loans, net of allowance 265,372 25,805 991 292,168 291,637 22,171 898 314,706
Consumer instalment and other personal 4

Low Risk 134,218 2,614 n/a 136,832 110,513 2,588 n/a 113,101
Normal Risk 90,003 16,529 n/a 106,532 75,881 19,812 n/a 95,693
Medium Risk 26,845 7,522 n/a 34,367 29,757 6,792 n/a 36,549
High Risk 5,111 7,427 498 13,036 5,407 7,209 448 13,064
Default n/a n/a 654 654 n/a n/a 626 626
Total loans 256,177 34,092 1,152 291,421 221,558 36,401 1,074 259,033
Allowance for loan losses 746 1,126 262 2,134 699 1,220 274 2,193
Loans, net of allowance 255,431 32,966 890 289,287 220,859 35,181 800 256,840
Credit card

Low Risk 7,249 4 n/a 7,253 8,011 4 n/a 8,015
Normal Risk 12,218 107 n/a 12,325 12,222 119 n/a 12,341
Medium Risk 13,434 920 n/a 14,354 12,780 902 n/a 13,682
High Risk 2,865 4,767 371 8,003 2,727 4,329 419 7,475
Default n/a n/a 169 169 n/a n/a 149 149
Total loans 35,766 5,798 540 42,104 35,740 5,354 568 41,662
Allowance for loan losses 753 1,124 438 2,315 743 1,089 460 2,292
Loans, net of allowance 35,013 4,674 102 39,789 34,997 4,265 108 39,370
Business and government 1,2,3,5

Investment grade or Low/Normal Risk 151,636 237 n/a 151,873 139,518 152 n/a 139,670
Non-investment grade or Medium Risk 192,125 12,213 n/a 204,338 173,836 13,289 n/a 187,125
Watch and classified or High Risk 1,403 13,826 111 15,340 538 16,098 77 16,713
Default n/a n/a 2,244 2,244 n/a n/a 2,723 2,723
Total loans 345,164 26,276 2,355 373,795 313,892 29,539 2,800 346,231
Allowance for loan losses 1,264 1,727 638 3,629 1,195 1,878 774 3,847
Loans, net of allowance 343,900 24,549 1,717 370,166 312,697 27,661 2,026 342,384
Total loans 902,578 92,197 5,143 999,918 862,929 93,640 5,420 961,989
Total allowance for loan losses 2,862 4,203 1,443 8,508 2,739 4,362 1,588 8,689
Total loans, net of allowance $ 899,716 $ 87,994 $ 3,700 $ 991,410 $ 860,190 $ 89,278 $ 3,832 $ 953,300
Includes impaired loans with a balance of $ 199

million (October 31, 2025 – $
273

million) which did not have a related allowance for loan losses as the realizable value of the collateral exceeded the loan amount.
Excludes trading loans and non-trading loans at FVTPL with a fair value of $ 32 billion (October 31, 2025 – $
30

billion) and $
1

billion (October 31, 2025 – $
0.3

billion), respectively.
Includes insured mortgages of $ 66

billion (October 31, 2025 – $
69

billion).
4

Includes Canadian government-insured real estate personal loans of $
5

billion (October 31, 2025 – $
5

billion).
Includes loans guaranteed by government agencies of $ 25

billion (October 31, 2025 – $
24

billion), which are primarily reported in Non-investment grade or a lower risk rating based on the borrowers’ credit risk.
Loans by Risk Rating (Continued)

– Off-Balance Sheet Credit Instruments
1

(millions of Canadian dollars) As at
July 31, 2026 October 31, 2025
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Retail Exposures
2

Low Risk $ 313,013 $ 1,333 $ n/a $ 314,346 $ 318,759 $ 1,464 $ n/a $ 320,223
Normal Risk 72,005 1,220 n/a 73,225 62,564 1,147 n/a 63,711
Medium Risk 17,341 1,106 n/a 18,447 16,381 1,295 n/a 17,676
High Risk 1,458 1,103 – 2,561 1,282 1,092 – 2,374
Default n/a n/a – – n/a n/a – –
Non-Retail Exposures 3
Investment grade 353,009 – n/a 353,009 319,274 – n/a 319,274
Non-investment grade 108,189 6,109 n/a 114,298 103,936 5,710 n/a 109,646
Watch and classified 1,044 4,520 – 5,564 150 4,905 – 5,055
Default n/a n/a 406 406 n/a n/a 343 343
Total off-balance sheet credit
instruments 866,059 15,391 406 881,856 822,346 15,613 343 838,302
Allowance for off-balance sheet credit

instruments 471 570 5 1,046 470 566 16 1,052
Total off-balance sheet credit
instruments, net of allowance $ 865,588 $ 14,821 $ 401 $ 880,810 $ 821,876 $ 15,047 $ 327 $ 837,250
Excludes mortgage commitments.
2

Includes $
406

billion (October 31, 2025 – $
401

billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
3

Includes $
71

billion (October 31, 2025 – $
67

billion) of the undrawn component of uncommitted credit and liquidity facilities.
(c) ALLOWANCE FOR CREDIT LOSSES
The following table provides details on

the Bank’s allowance for credit losses as at and

for the three and nine months ended July 31,

2026 and July 31, 2025,
including allowance for off-balance sheet instruments

in the applicable categories.
Allowance for Credit Losses
(millions of Canadian dollars) Foreign Foreign

exchange,

exchange,

Balance at
Provision

Write-offs, disposals, Balance Balance at
Provision

Write-offs, disposals, Balance
beginning for credit net of and other at end of beginning for credit net of and other at end of of period losses recoveries adjustments period of period losses recoveries adjustments period

For the three months ended
July 31, 2026 July 31, 2025
Residential mortgages $ 420 $ 12 $ (4) $ 2 $ 430 $ 348 $ 1 $ (5) $ 1 $ 345
Consumer instalment and other
personal 2,215 307 (342) 26 2,206 2,221 280 (293) 3 2,211
Credit card 2,783 425 (436) 56 2,828 2,716 401 (394) 5 2,728
Business and government 4,031 174 (187) 72 4,090 4,299 290 (141) (31) 4,417
Total allowance for loan losses,
including off-balance sheet
instruments 9,449 918 (969) 156 9,554 9,584 972 (833) (22) 9,701
Debt securities at amortized cost 2 (1) – 1 2 3 (1) – – 2
Debt securities at FVOCI 3 – – – 3 2 – – – 2
Total allowance for credit
losses on debt securities 5 (1) – 1 5 5 (1) – – 4
Total allowance for credit losses $ 9,454 $ 917 $ (969) $ 157 $ 9,559 $ 9,589 $ 971 $ (833) $ (22) $ 9,705
Comprising:
Allowance for credit losses on
loans at amortized cost $ 8,419

$ 8,508 $ 8,613

$ 8,682
Allowance for credit losses on
loans at FVOCI – – – –
Allowance for loan losses 8,419 8,508 8,613 8,682
Allowance for off-balance sheet
instruments 1,030 1,046 971 1,019

Allowance for credit losses on

debt securities 5 5 5 4
For the nine months ended
July 31, 2026 July 31, 2025
Residential mortgages $ 357 $ 81 $ (8) $ – $ 430 $ 365 $ (14) $ (6) $ – $ 345
Consumer instalment and other
personal 2,273 935 (1,003) 1 2,206 2,133 1,016 (934) (4) 2,211
Credit card 2,790 1,304 (1,267) 1 2,828 2,699 1,302 (1,265) (8) 2,728
Business and government 4,321 637 (817) (51) 4,090 3,940 1,220 (687) (56) 4,417
Total allowance for loan losses,
including off-balance sheet
instruments 9,741 2,957 (3,095) (49) 9,554 9,137 3,524 (2,892) (68) 9,701
Debt securities at amortized cost 2 (1) – 1 2 3 (1) – – 2
Debt securities at FVOCI 2 1 – – 3 1 1 – – 2
Total allowance for credit
losses on debt securities 4 – – 1 5 4 – – – 4
Total allowance for credit losses $ 9,745 $ 2,957 $ (3,095) $ (48) $ 9,559 $ 9,141 $ 3,524 $ (2,892) $ (68) $ 9,705
Comprising:
Allowance for credit losses on
loans at amortized cost $ 8,689

$ 8,508 $ 8,094

$ 8,682
Allowance for credit losses on
loans at FVOCI – – – –
Allowance for loan losses 8,689 8,508 8,094 8,682
Allowance for off-balance sheet
instruments 1,052 1,046 1,043 1,019

Allowance for credit losses on

debt securities 4 5 4 4
(d) ALLOWANCE FOR LOAN LOSSES BY STAGE
The following table provides details on

the Bank’s allowance for loan losses by stage as

at and for the three months ended July 31,

2026 and July 31, 2025.
Allowance for Loan Losses by Stage
(millions of Canadian dollars) For the three months ended
July 31, 2026 July 31, 2025
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Residential Mortgages
Balance at beginning of period $ 101 $ 223 $ 96 $ 420 $ 106 $ 174 $ 68 $ 348
Provision for credit losses
Transfer to Stage 1 1 33 (31) (2) – 28 (27) (1) –
Transfer to Stage 2 (19) 27 (8) – (7) 15 (8) –
Transfer to Stage 3 – (16) 16 – – (13) 13 –
Net remeasurement due to transfers into stage 2 (8) 4 – (4) (7) 4 – (3)
New originations or purchases 3 10 n/a n/a 10 7 n/a n/a 7
Net repayments 4 (1) (1) – (2) (1) (1) – (2)
Derecognition of financial assets (excluding
disposals and write-offs) 5 (2) (12) (11) (25) (3) (5) (8) (16)
Changes to risk, parameters, and models 6 (15) 31 17 33 (22) 24 13 15
Disposals – – – – – – – –
Write-offs – – (4) (4) – – (5) (5)
Recoveries – – – – – – – –
Foreign exchange and other adjustments – 1 1 2 – – 1 1
Balance at end of period $ 99 $ 226 $ 105 $ 430 $ 101 $ 171 $ 73 $ 345
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments,
at beginning of period $ 720 $ 1,220 $ 275 $ 2,215 $ 673 $ 1,270 $ 278 $ 2,221
Provision for credit losses
Transfer to Stage 1 1 259 (258) (1) – 213 (212) (1) –
Transfer to Stage 2 (55) 76 (21) – (54) 77 (23) –
Transfer to Stage 3 (3) (75) 78 – (2) (71) 73 –
Net remeasurement due to transfers into stage 2 (123) 64 3 (56) (91) 67 2 (22)
New originations or purchases 3 104 n/a n/a 104 91 n/a n/a 91
Net repayments 4 (31) (26) (9) (66) (23) (27) (5) (55)
Derecognition of financial assets (excluding
disposals and write-offs) 5 (24) (29) (11) (64) (22) (29) (16) (67)
Changes to risk, parameters, and models 6 (87) 189 287 389 (79) 165 247 333
Disposals – – – – – – – –
Write-offs – – (425) (425) – – (385) (385)
Recoveries – – 83 83 – – 92 92
Foreign exchange and other adjustments 10 13 3 26 2 1 – 3
Balance, including off-balance sheet instruments,
at end of period 770 1,174 262 2,206 708 1,241 262 2,211
Less: Allowance for off-balance sheet instruments 7 24 48 – 72 25 54 – 79
Balance at end of period $ 746 $ 1,126 $ 262 $ 2,134 $ 683 $ 1,187 $ 262 $ 2,132
Credit Card 8
Balance, including off-balance sheet instruments,
at beginning of period $ 941 $ 1,394 $ 448 $ 2,783 $ 953 $ 1,314 $ 449 $ 2,716
Provision for credit losses
Transfer to Stage 1 1 289 (280) (9) – 280 (269) (11) –
Transfer to Stage 2 (77) 105 (28) – (88) 113 (25) –
Transfer to Stage 3 (6) (243) 249 – (7) (240) 247 –
Net remeasurement due to transfers into stage 2 (115) 117 7 9 (98) 118 7 27
New originations or purchases 3 40 n/a n/a 40 39 n/a n/a 39
Net repayments 4 4 (1) 15 18 (13) 2 16 5
Derecognition of financial assets (excluding
disposals and write-offs) 5 (15) (27) (110) (152) (13) (31) (61) (105)
Changes to risk, parameters, and models 6 (121) 341 290 510 (125) 345 215 435
Disposals – – – – – – – –
Write-offs – – (540) (540) – – (497) (497)
Recoveries – – 104 104 – – 103 103
Foreign exchange and other adjustments 20 24 12 56 1 4 – 5
Balance, including off-balance sheet instruments,
at end of period 960 1,430 438 2,828 929 1,356 443 2,728
Less: Allowance for off-balance sheet instruments 7 207 306 – 513 201 295 – 496
Balance at end of period $ 753 $ 1,124 $ 438 $ 2,315 $ 728 $ 1,061 $ 443 $ 2,232
Transfers represent stage transfer movements prior to ECL remeasurement.

2

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2 and Note 3 of the Bank’s 2025

Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

3

Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
4

Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.

5

Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
6

Represents the changes in the allowance related to current period changes in risk (e.g.,

PD) caused by changes to macroeconomic factors, level of risk, parameters,

and/or models,
subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward-Looking Information

”

and “Expert Credit Judgment”

sections of Note 2 and Note 3 of the
Bank’s 2025 Annual Consolidated Financial Statements for further details.

7

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
8

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2025 Annual
Consolidated Financial Statements for further details.
Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars) For the three months ended
July 31, 2026 July 31, 2025
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Business and Government
Balance, including off-balance sheet instruments,
at beginning of period $ 1,446 $ 1,869 $ 716 $ 4,031 $ 1,328 $ 2,134 $ 837 $ 4,299
Provision for credit losses
Transfer to Stage 1
1
111 (111) – – 123 (122) (1) –
Transfer to Stage 2 (172) 176 (4) – (203) 214 (11) –
Transfer to Stage 3 (2) (41) 43 – (2) (181) 183 –
Net remeasurement due to transfers into stage
1
(28) 44 1 17 (29) 42 (1) 12
New originations or purchases
1
421 n/a n/a 421 438 n/a n/a 438
Net repayments
1
11 (8) (30) (27) 2 2 (30) (26)
Derecognition of financial assets (excluding
disposals and write-offs)
1
(226) (219) (110) (555) (217) (314) (121) (652)
Changes to risk, parameters, and models
1
(83) 188 213 318 (4) 311 211 518
Disposals – – – – – – (13) (13)
Write-offs – – (221) (221) – – (158) (158)
Recoveries – – 34 34 – – 17 17
Foreign exchange and other adjustments 26 45 1 72 7 (5) (20) (18)
Balance, including off-balance sheet instruments,
at end of period 1,504 1,943 643 4,090 1,443 2,081 893 4,417
Less: Allowance for off-balance sheet instruments
2
240 216 5 461 223 212 9 444
Balance at end of period 1,264 1,727 638 3,629 1,220 1,869 884 3,973
Total Allowance, including

off-balance sheet

instruments, at end of period 3,333 4,773 1,448 9,554 3,181 4,849 1,671 9,701
Less: Total Allowance for

off-balance sheet

instruments 2 471 570 5 1,046 449 561 9 1,019
Total Allowance for Loan Losses

at end of period
$ 2,862 $ 4,203 $ 1,443 $ 8,508 $ 2,732 $ 4,288 $ 1,662 $ 8,682
For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
2

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
The following table provides details on

the Bank’s allowance for loan losses by stage as

at and for the nine months ended July 31,

2026 and July 31, 2025.
Allowance for Loan Losses by Stage
(millions of Canadian dollars) For the nine months ended
July 31, 2026 July 31, 2025
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Residential Mortgages
Balance at beginning of period $ 102 $ 175 $ 80 $ 357 $ 116 $ 189 $ 60 $ 365
Provision for credit losses
Transfer to Stage 1 1 80 (75) (5) – 85 (81) (4) –
Transfer to Stage 2 (40) 63 (23) – (20) 43 (23) –
Transfer to Stage 3 – (36) 36 – – (32) 32 –
Net remeasurement due to transfers into stage 2 (19) 13 – (6) (19) 12 – (7)
New originations or purchases 3 21 n/a n/a 21 19 n/a n/a 19
Net repayments 4 (3) (3) – (6) (3) (3) – (6)
Derecognition of financial assets (excluding
disposals and write-offs) 5 (4) (22) (29) (55) (12) (15) (21) (48)
Changes to risk, parameters, and models 6 (37) 110 54 127 (65) 58 35 28
Disposals – – – – – – – –
Write-offs – – (11) (11) – – (7) (7)
Recoveries – – 3 3 – – 1 1
Foreign exchange and other adjustments (1) 1 – – – – – –
Balance at end of period $ 99 $ 226 $ 105 $ 430 $ 101 $ 171 $ 73 $ 345
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments,
at beginning of period $ 724 $ 1,275 $ 274 $ 2,273 $ 696 $ 1,175 $ 262 $ 2,133
Provision for credit losses
Transfer to Stage 1 1 647 (643) (4) – 537 (533) (4) –
Transfer to Stage 2 (180) 243 (63) – (178) 249 (71) –
Transfer to Stage 3 (9) (232) 241 – (7) (220) 227 –
Net remeasurement due to transfers into stage 2 (289) 206 9 (74) (234) 215 6 (13)
New originations or purchases 3 277 n/a n/a 277 251 n/a n/a 251
Net repayments 4 (77) (80) (18) (175) (65) (81) (13) (159)
Derecognition of financial assets (excluding
disposals and write-offs) 5 (69) (84) (35) (188) (64) (86) (36) (186)
Changes to risk, parameters, and models 6 (255) 489 861 1,095 (227) 525 825 1,123
Disposals – – – – – – – –
Write-offs – – (1,247) (1,247) – – (1,196) (1,196)
Recoveries – – 244 244 – – 262 262
Foreign exchange and other adjustments 1 – – 1 (1) (3) – (4)
Balance, including off-balance sheet instruments,
at end of period 770 1,174 262 2,206 708 1,241 262 2,211
Less: Allowance for off-balance sheet instruments 7 24 48 – 72 25 54 – 79
Balance at end of period $ 746 $ 1,126 $ 262 $ 2,134 $ 683 $ 1,187 $ 262 $ 2,132
Credit Card 8
Balance, including off-balance sheet instruments,
at beginning of period $ 944 $ 1,386 $ 460 $ 2,790 $ 947 $ 1,374 $ 378 $ 2,699
Provision for credit losses
Transfer to Stage 1 1 822 (794) (28) – 1,000 (967) (33) –
Transfer to Stage 2 (260) 337 (77) – (256) 325 (69) –
Transfer to Stage 3 (22) (787) 809 – (18) (768) 786 –
Net remeasurement due to transfers into stage 2 (325) 367 23 65 (398) 343 20 (35)
New originations or purchases 3 136 n/a n/a 136 113 n/a n/a 113
Net repayments 4 9 (1) 49 57 (7) 5 54 52
Derecognition of financial assets (excluding
disposals and write-offs) 5 (38) (83) (333) (454) (49) (74) (240) (363)
Changes to risk, parameters, and models 6 (306) 1,004 802 1,500 (400) 1,120 815 1,535
Disposals – – – – – – – –
Write-offs – – (1,598) (1,598) – – (1,558) (1,558)
Recoveries – – 331 331 – – 293 293
Foreign exchange and other adjustments – 1 – 1 (3) (2) (3) (8)
Balance, including off-balance sheet instruments,
at end of period 960 1,430 438 2,828 929 1,356 443 2,728
Less: Allowance for off-balance sheet instruments 7 207 306 – 513 201 295 – 496
Balance at end of period $ 753 $ 1,124 $ 438 $ 2,315 $ 728 $ 1,061 $ 443 $ 2,232
Transfers represent stage transfer movements prior to ECL remeasurement.

2

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2 and Note 3 of the Bank’s 2025

Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

3

Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
4

Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.

5

Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
6

Represents the changes in the allowance related to current period changes in risk (e.g.,

PD) caused by changes to macroeconomic factors, level of risk, parameters,

and/or models,
subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward-Looking Information

”

and “Expert Credit Judgment”

sections of Note 2 and Note 3 of the
Bank’s 2025 Annual Consolidated Financial Statements for further details.

7

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
8

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2025 Annual
Consolidated Financial Statements for further details.
Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars) For the nine months ended
July 31, 2026 July 31, 2025
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Business and Government
Balance, including off-balance sheet instruments,
at beginning of period $ 1,439 $ 2,092 $ 790 $ 4,321 $ 1,150 $ 1,937 $ 853 $ 3,940
Provision for credit losses
Transfer to Stage 1
1
285 (285) – – 277 (273) (4) –
Transfer to Stage 2 (455) 466 (11) – (517) 548 (31) –
Transfer to Stage 3 (6) (254) 260 – (6) (405) 411 –
Net remeasurement due to transfers into stage
1
(87) 123 2 38 (75) 145 – 70
New originations or purchases
1
1,216 n/a n/a 1,216 1,052 n/a n/a 1,052
Net repayments
1
18 (85) (174) (241) 17 (22) (116) (121)
Derecognition of financial assets (excluding
disposals and write-offs)
1
(698) (668) (398) (1,764) (546) (709) (243) (1,498)
Changes to risk, parameters, and models
1
(218) 552 1,054 1,388 82 872 763 1,717
Disposals – – (27) (27) – – (22) (22)
Write-offs – – (884) (884) – – (743) (743)
Recoveries – – 67 67 – – 56 56
Foreign exchange and other adjustments 10 2 (36) (24) 9 (12) (31) (34)
Balance, including off-balance sheet instruments,
at end of period 1,504 1,943 643 4,090 1,443 2,081 893 4,417
Less: Allowance for off-balance sheet instruments
2
240 216 5 461 223 212 9 444
Balance at end of period 1,264 1,727 638 3,629 1,220 1,869 884 3,973
Total Allowance, including

off-balance sheet

instruments, at end of period 3,333 4,773 1,448 9,554 3,181 4,849 1,671 9,701
Less: Total Allowance for

off-balance sheet

instruments 2 471 570 5 1,046 449 561 9 1,019
Total Allowance for Loan Losses

at end of period
$ 2,862 $ 4,203 $ 1,443 $ 8,508 $ 2,732 $ 4,288 $ 1,662 $ 8,682
For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
2

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
The allowance for credit losses on all remaining

financial assets is not significant.
(e)

FORWARD-LOOKING INFORMATION
Relevant macroeconomic factors are incorporated

in risk parameters as appropriate. Additional

risk factors that are industry or segment

specific are also
incorporated, where relevant. The key macroeconomic

variables used in determining ECLs include

regional unemployment rates for all retail exposures

and
regional housing price indices for residential

mortgages and home equity lines of credit.

For business and government loans,

the key macroeconomic variables
include gross domestic product (GDP), unemployment

rates, interest rates, and credit spreads.

Refer to Note 3 of the Bank’s 2025 Annual

Consolidated Financial
Statements for a discussion of how forward-looking

information is generated and considered

in determining whether there has been a

significant increase in credit
risk and in measuring ECLs.
Macroeconomic Variables
Macroeconomic Variables
As at
July 31, 2026
Base Forecast Upside Scenario Downside Scenario
Average Remaining Average Remaining Average Remaining
Q3 2026- 4-year Q3 2026- 4-year Q3 2026- 4-year
Q2 2027 1 period 1 Q2 2027 1 period 1 Q2 2027 1 period 1

Unemployment rate
Canada 6.4% 5.9% 6.1% 5.7% 7.7% 7.2%
United States 4.2 4.0 4.0 3.7 5.5 5.4
Real GDP
Canada 1.4 1.8 1.9 2.1 (0.8) 2.1
United States 2.1 2.0 2.5 2.4 (0.3) 2.4
Home prices
Canada (average existing price) 2 1.1 3.6 3.0 3.8 (4.1) 2.8
United States (CoreLogic HPI)
3
1.3 3.5 1.7 4.1 (6.0) 4.0
Central bank policy interest rate
Canada 2.25 2.25 2.75 2.75 1.13 1.42
United States 3.56 3.25 3.75 3.75 2.06 2.30
U.S. 10-year treasury yield 4.20 4.10 4.58 4.58 3.77 3.70
U.S. 10-year BBB spread (%-pts) 1.53 1.60 1.24 1.53 2.33 1.91
Exchange rate (U.S. dollar/Canadian dollar) $ 0.74 $ 0.75 $ 0.75 $ 0.76 $ 0.68 $ 0.70
The numbers represent average values for the quoted periods and the average of year-on-year growth for real GDP and home prices.
2

The average home price is the average transacted sale price of homes sold via the Multiple Listing Service; data is collected by the Canadian Real Estate Association.
3

The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.
(f)

SENSITIVITY OF ALLOWANCE FOR CREDIT LOSSES
ECLs are sensitive to the inputs used in internally

developed models, the macroeconomic

variables in the forward-looking forecasts and

respective probability
weightings in determining the probability-weighted

ECLs, and other factors considered when

applying expert credit judgment. Changes

in these inputs,
assumptions, models, and judgments would

affect the assessment of significant increase in

credit risk and the measurement of ECLs.
The following table presents the base ECL

scenario compared to the probability-weighted

ECLs, with the latter derived from

three ECL scenarios for performing
loans and off-balance sheet instruments. The difference

reflects the impact of deriving multiple

scenarios around the base ECLs and resultant

change in ECLs due
to non-linearity and sensitivity to using

macroeconomic forecasts.
Change from Base to Probability-Weighted

ECLs
(millions of Canadian dollars, except

as noted)
As at
July 31, 2026 October 31, 2025
Probability-weighted ECLs $ 8,106 $ 8,137
Base ECLs 7,563 7,737
Difference – in amount $ 543 $ 400
Difference – in percentage 7.2% 5.2%
ECLs for performing loans and off-balance sheet instruments

consist of an aggregate amount of Stage 1 and

Stage 2 probability-weighted ECLs

which are twelve-
month ECLs and lifetime ECLs, respectively. Transfers from Stage 1 to Stage

2 ECLs result from a significant increase

in credit risk since initial recognition.
The
following table shows the estimated impact

of staging on ECLs by presenting all performing

loans and off-balance sheet instruments calculated

using twelve-month
ECLs compared to the current aggregate probability-weighted

ECLs, holding all risk profiles constant.
Incremental Lifetime ECLs Impact
(millions of Canadian dollars)

As at
July 31, 2026 October 31, 2025
Probability-weighted ECLs $ 8,106 $ 8,137
All performing loans and off-balance sheet instruments

using 12-month ECLs
6,309 6,435
Incremental lifetime ECLs impact $ 1,797 $ 1,702
(g)

FORECLOSED ASSETS
Foreclosed assets are repossessed non-financial

assets where the Bank gains title, ownership,

or possession of individual properties,

such as real estate
properties, which are managed for sale in an

orderly manner with the proceeds used

to reduce or repay any outstanding debt.

The Bank does not generally occupy
foreclosed properties for its business use.

The Bank predominantly relies on third-party

appraisals to determine the carrying value of

foreclosed assets.

Foreclosed
assets held for sale were $ 89

million as at July 31, 2026 (October 31, 2025 – $
101

million) and were recorded in Other assets

on the Interim Consolidated Balance
Sheet.
(h)

LOANS PAST DUE BUT NOT IMPAIRED
A loan is classified as past due when a borrower

has failed to make a payment by the

contractual due date.
The following table summarizes loans that are

past
due but not impaired.

Loans less than 31 days contractually past

due are excluded as they do not generally

reflect a borrower’s ability to meet

their payment
obligations.
Loans Past Due but not Impaired 1
(millions of Canadian dollars) As at
July 31, 2026 October 31, 2025

31-60 61-89 31-60 61-89

days days Total days days Total
Residential mortgages

$ 485 $ 146 $ 631 $ 407 $ 129 $ 536
Consumer instalment and other personal 1,004 287 1,291 930 301 1,231
Credit card 362 251 613 373 253 626
Business and government 258 91 349 247 85 332
Total

$ 2,109 $ 775 $ 2,884 $ 1,957 $ 768 $ 2,725
Includes loans that are measured at FVOCI.